CONSOLIDATED FINANCIAL STATEMENTS (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Consolidated And Separate Financial Statements [Abstract]
Revenue	$ 5,395,859
Net profit	$ 261,776